SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands	1 Months Ended				3 Months Ended
	Nov. 30, 2023 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Jan. 31, 2023 $ / shares shares	Dec. 31, 2021 USD ($) lease shares	Nov. 30, 2023 USD ($) shares	Dec. 31, 2023 shares	Mar. 31, 2023	Dec. 31, 2022 USD ($) ft² shares	Nov. 30, 2020 shares
Subsequent Event [Line Items]
ROU assets | $				$ 0				$ 16,384
Common shares issued (in shares)				8,000,002					4,000,000
Common shares outstanding (in shares)				8,000,002
Class A Ordinary Shares
Subsequent Event [Line Items]
Common shares issued (in shares)								86,460,560
Common shares outstanding (in shares)								86,460,560
Class B Ordinary Shares
Subsequent Event [Line Items]
Common shares issued (in shares)								21,104,225
Common shares outstanding (in shares)								21,104,225
TEXAS
Subsequent Event [Line Items]
Number of leases | lease				2
TEXAS | Office
Subsequent Event [Line Items]
ROU assets | $								$ 4,000
TEXAS | Warehouse
Subsequent Event [Line Items]
ROU assets | $								$ 2,500
CALIFORNIA
Subsequent Event [Line Items]
Rentable square feet | ft²								28,300
Subsequent Event
Subsequent Event [Line Items]
Common shares issued (in shares)						122,076,410
Common shares outstanding (in shares)						122,076,410
Subsequent Event | Class A Ordinary Shares
Subsequent Event [Line Items]
Issued in private placement (in shares)		14,000,000
Purchase price per share (in dollars per share) | $ / shares		$ 5.00
Subscription agreement proceeds | $	$ 2,000	$ 68,000			$ 70,000
Common shares issued (in shares)						101,228,857
Common shares outstanding (in shares)						101,228,857
Subsequent Event | Class B Ordinary Shares
Subsequent Event [Line Items]
Issued in private placement (in shares)					0
Common shares issued (in shares)						20,847,553
Common shares outstanding (in shares)						20,847,553
Subsequent Event | Vietnam Purchase Agreement | SA Distributor
Subsequent Event [Line Items]
Earnout period							12 months
Subsequent Event | Vietnam Purchase Agreement | Obagi Blue Sea Holding, LLC | SA Distributor
Subsequent Event [Line Items]
Ownership percentage acquired							40.00%
Subsequent Event | SGI Awards
Subsequent Event [Line Items]
Granted (in shares)			2,290,000
Maximum allocated target share units, percent			200.00%
Granted, weighted average grant date fair value (in dollars per share) | $ / shares			$ 8.88
Post vesting holding period			1 year